STOCK-BASED COMPENSATION (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PBF LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 16,797,000
Total intrinsic value of stock options exercised during period	3,452,000	$ 618,000	$ 4,298,000
Unrecognized compensation expense	$ 0	$ 140,000
PBF LLC [Member] | Series A Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage	25.00%
Warrants issued		2,740,718
Exercise price per unit		$ 10.00
Warrants exercised in period	24,000	11,700
Non-compensatory warrants outstanding	32,719	56,719
PBF LLC [Member] | Series B Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage	25.00%
Vesting period	3 years
PBF LLC [Member] | Warrant [Member] | Series A Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Expiration period	10 years
PBF LLC [Member] | Employee Stock Option [Member] | Series A Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Parent Company [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of stock options exercised during period	$ 133,000
Parent Company [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period	247,720	30,348
PBF Energy Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Granted in period	1,899,500	1,135,000	697,500
Expiration period	10 years
PBF Energy Inc. [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period	1,899,500	1,135,000
Total estimated fair value, granted in period	$ 14,512,000	$ 9,068,000
Weighted average fair value per unit	$ 7.64	$ 7.99
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 38,167,000
Total intrinsic value of stock options exercisable	12,139,000
Unrecognized compensation expense	$ 21,556,000